Note 7 - Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]	7. INVENTORIES (In Thousands)
	December 31
	2012	2011

Finished goods	$2,294	$2,447
Work-in-process	1,851	1,980
Raw materials	3,772	3,499
	$7,917	$7,926